Total
Western Asset Total Return ETF
WESTERN ASSET TOTAL RETURN ETF
Investment objective
Western Asset Total Return ETF (the “fund”) seeks to maximize total return, consistent with prudent investment management and liquidity needs.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may also be subject to additional fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Western Asset Total Return ETF Western Asset Total Return ETF USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Western Asset Total Return ETF Western Asset Total Return ETF
Management fees	0.49%
Distribution and/or service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	0.51%	[1]
Fees waived and/or expenses reimbursed	(0.04%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.47%	[3]
[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[2]	The manager has agreed to waive fees and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to May 1, 2021 without the Board of Trustees’ consent.
[3]	Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) are higher than the expense cap amounts for the fund as a result of acquired fund fees and expenses.

Example:
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example	1 year	3 years	5 years	10 years
Western Asset Total Return ETF | Western Asset Total Return ETF | USD ($)	48	160	282	637

Number of years you own your shares ($)
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Western Asset Total Return ETF | Western Asset Total Return ETF | USD ($)	48	160	282	637

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund will seek its investment objective by investing at least 80% of its assets in a portfolio comprised of fixed income securities, debt instruments, derivatives, equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non-convertible preferred securities, warrants, cash and cash equivalents, foreign currencies, and exchange-traded funds (“ETFs”) that provide exposure to these investments (“Principal Investments”). Debt instruments include loans and similar debt instruments.

As part of its 80% policy, the fund intends to invest in derivatives that (i) provide exposure to the Principal Investments, (ii) are used to risk manage the fund’s holdings, and/or (iii) are used to enhance returns. The risk management uses of derivatives will include managing (i) investment-related risks, (ii) risks due to fluctuations in securities prices, interest rates, or currency exchanges rates, (iii) risks due to the credit-worthiness of an issuer, and (iv) the effective duration of the fund’s portfolio. The types of derivatives in which the fund will invest include swaps and security-based swaps, futures and options on futures, currency forwards, and currency options and security options. As a result of the fund’s use of derivatives and to serve as collateral, the fund may also hold significant amounts of U.S. Treasury securities, cash and cash equivalents and foreign currencies in which certain derivatives are denominated.

The types of fixed income securities in which the fund may invest include corporate debt securities, U.S. and non-U.S. government securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) (including commercial MBS (“CMBS”), residential MBS (“RMBS”) and non-agency collateralized mortgage obligations (“CMOs”)), collateralized debt obligations (“CDOs”) and mortgage dollar rolls. The fixed income securities and debt instruments in which the fund may invest may pay fixed, variable or floating rates of interest. The fund will not invest more than 20% of its portfolio in ABS and non-agency, non-government sponsored enterprise and privately-issued MBS or more than 10% of the fund’s total assets in CDOs. The fund will also not invest more than 20% of its total assets in junior loans (e.g., debt instruments that are unsecured and subordinated).

Although the fund may invest in securities and debt instruments of any maturity, the fund expects the normal range of the fund’s effective duration to be approximately 2 to 9 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

The fund may invest up to 30% of its assets in below investment grade fixed income securities or debt instruments. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB- or higher or Baa3 or higher) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser). Securities rated below investment grade (e.g., BB+ to D or Baa1 to C) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser) are commonly known as “junk bonds” or “high yield securities.”

The fund may invest in securities issued by both U.S. and non-U.S. issuers (including issuers in emerging markets), but the fund will not invest more than 30% of its total assets in securities or debt instruments of non-U.S. issuers or more than 25% of its total assets directly in non-U.S. dollar denominated securities or debt instruments. For purposes of these limitations only, derivatives, warrants and U.S.-listed ETFs that provide indirect exposure to the investments described above will not be counted by the fund in calculating its holdings in non-U.S. issuers or in non-U.S. dollar denominated securities or debt instruments.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a list of the principal risks of investing in the fund. The descriptions appear in alphabetical order, not order of importance.

Asset-backed and mortgage-backed securities risk. MBS and ABS are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. When market interest rates increase, the market values of MBS (CMBS and RMBS) decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. MBS are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in ABS are subject to similar risks. Payment of principal and interest on ABS is dependent largely on the cash flows generated by the assets backing the securities. The risk of loss due to default on private MBS and ABS is historically higher because neither the U.S. government nor an agency or instrumentality has guaranteed them. MBS and ABS are subject to heightened illiquidity risk and the liquidity of MBS and ABS may change over time.

Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Assets under management risk. From time to time a third party, LMPFA and/or affiliates of LMPFA or the fund may invest in the fund and hold its investment for a period of time in order to facilitate commencement of the fund’s operations or to allow for the fund to achieve size or scale. There can be no assurance that any such entity will not redeem its investment, that it will not redeem at an inopportune time for the fund or that the size of the fund will be maintained at a level necessary to enable the fund to remain viable. Such redemption may cause the fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the fund’s net asset value, market price, performance, or ability to satisfy redemptions in a timely manner.

Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the fund and who have entered into agreements with the fund’s distributor. The fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the fund and no other Authorized Participant steps forward to create or redeem, in either of these cases, fund shares may trade at a premium or discount to net asset value and possibly face trading halts and/or delisting.

Cash transactions risk. Unlike most other ETFs, the fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to distribute redemption proceeds. This may cause the fund to incur certain costs such as brokerage costs, and to recognize gains or losses that it might not have incurred if it had made a redemption in-kind. As a result, the fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing or redeeming shares or receiving distributions. The fund, the manager, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or the manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives also tend to involve greater illiquidity risk and valuation risk. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.

Swap agreements tend to shift the fund’s investment exposure from one type of investment to another. For example, the fund may enter into interest rate swaps, which involve the exchange of interest payments by the fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the fund would be less than what it would have been if the fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

To the extent that the fund writes or sells an option, in particular a naked option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the fund could experience a substantial loss.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage- backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.

The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.

Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds, including the risk of default on the payment of interest or principal. High yield bonds are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Illiquidity risk. Some assets held by the fund may be impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). The liquidity of certain assets, particularly of privately-issued and non-investment grade MBS, ABS and CDOs, may be difficult to ascertain and may change over time.

Investing in ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore may trade at either a premium or discount to net asset value and may experience volatility in certain market conditions. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the fund would be unable to sell its ETF shares unless and until trading is resumed.

Investment in loans risk. Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet the fund’s redemption obligations. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Bank loans may not be considered securities and therefore, the fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.

Leverage risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

LIBOR risk. The fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the fund or the fund’s investments cannot yet be determined.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the fund’s securities fall, the value of your investment will decline. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, first detected in China in December 2019, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. These actions have resulted in significant expansion of public debt, including in the U.S. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the fund by its service providers.

Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Absence of active market. Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. The absence of an active market for the fund’s shares may contribute to the fund’s shares trading at a premium or discount to net asset value.

Shares of the fund may trade at prices other than net asset value. Shares of the fund trade on stock exchanges at prices at, above or below the fund’s most recent net asset value. The net asset value of the fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings. The trading price of the fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for fund shares and the underlying value of the fund’s portfolio holdings or net asset value. As a result, the trading prices of the fund’s shares may deviate significantly from net asset value during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NET ASSET VALUE.

Mortgage dollar rolls risk. Mortgage dollar rolls are transactions in which the fund sells mortgage-backed securities (“MBS”) to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund’s right to repurchase securities may be limited. Mortgage dollar roll transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile, requiring the fund to liquidate portfolio securities when it may not be advantageous to do so and magnifying any change in the fund’s net asset value.

National closed market trading risk. Where the underlying securities held by the fund trade on foreign exchanges that are closed when the securities exchange on which the fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security (i.e., during the fund’s domestic trading day) and the last quoted price for the underlying security (i.e., the fund’s quote from the closed foreign market), which in turn could lead to a difference between the price at which the fund has valued the security and the value of the underlying security. This could also result in premiums or discounts to the fund’s net asset value that may be greater than those experienced by other ETFs.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Prepayment or call risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid to purchase the securities.

Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment.

Trading issues risk. Trading in fund shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

Valuation risk. The sales price the fund could receive upon the sale of any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Authorized Participants who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involve subjective judgment.

These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information, including its current net asset value, available at www.leggmason.com/etfproducts (select fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (03/31/2019): 4.47 Worst Quarter (12/31/2019): 1.30
Average annual total returns (%) (for periods ended December 31, 2019)
Average Annual Total Returns - Western Asset Total Return ETF	1 year	Since inception	Inception date
Western Asset Total Return ETF	13.19%	11.54%	Oct. 03, 2018
Western Asset Total Return ETF | Return after taxes on distributions	10.80%	9.43%
Western Asset Total Return ETF | Return after taxes on distributions and sale of fund shares	8.00%	8.01%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	8.72%	8.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.